Organization and Summary of Significant Accounting Policies - Summary of Geographic Location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Organization And Summary Of Significant Accounting Policies [Line Items]
Revenues	$ 6,913	$ 7,013	$ 19,365	$ 21,826	$ 29,227	$ 23,162
United States [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Revenues	6,226	6,310	17,210	20,309	27,147	23,123
International [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Revenues	$ 687	$ 703	$ 2,155	$ 1,517	$ 2,080	$ 39